Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Contract adjustment payments	$ 150,837	$ 187,580
Asset retirement obligations	129,399	142,147
Advances in aid of construction	86,265	82,580
Environmental remediation obligation	46,914	55,224
Customer deposits	33,154	32,633
Unamortized investment tax credits	17,209	17,439
Deferred credits and contingent consideration	35,191	35,982
Preferred shares, Series C	12,738	13,348
Hook-up fees	30,268	21,904
Lease liabilities	22,036	22,512
Contingent development support obligations	6,535	4,612
Note payable to related party	25,808	25,808
Other	38,065	42,050
Other long-term liabilities	634,419	683,819
Less: current portion	(157,827)	(167,908)
Other long-term liabilities, excluding current	$ 476,592	$ 515,911